Net borrowings - Maturity of gross borrowings before derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 16,502	£ 16,020
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	1,701	1,522
Between one and three years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	3,522	2,817
Between three and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,874	2,625
Beyond five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 8,405	£ 9,056